Allowance for Credit Losses ("ACL") on Loans (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Line Items]
Summary of Activity in Allowance for Loan Losses
The following tables summarize loans receivable (including PCD loans) and allowance for credit losses by portfolio segment and impairment method at December 31, 2025 and 2024:

	December 31, 2025
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Allowance for credit losses:
Individually analyzed loans	$—	$—	$—	$—	$—	$—	$—	$—
Collectively analyzed loans	13,280	10,647	18,563	6,617	16,753	1,289	6	67,155
Loans acquired with deteriorated credit quality	3	—	29	—	14	—	—	46

Total	$13,283	$10,647	$18,592	$6,617	$16,767	$1,289	$6	$67,201

Total loans:
Individually analyzed loans	$10,988	$300	$5,492	$5,923	$13,658	$1,262	$—	$37,623
Collectively analyzed loans	2,547,264	1,677,313	2,507,768	463,515	753,134	253,864	2,895	8,205,753
Loans acquired with deteriorated credit quality	1,267	—	7,891	—	1,284	—	—	10,442

Total loans	$2,559,519	$1,677,613	$2,521,151	$469,438	$768,076	$255,126	$2,895	$8,253,818

	December 31, 2024
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Allowance for credit losses:
Individually analyzed loans	$—	$—	$—	$—	$—	$—	$—	$—
Collectively analyzed loans	13,169	9,542	15,940	6,703	13,112	1,452	7	59,925
Loans acquired with deteriorated credit quality	4	—	29	—	—	—	—	33

Total	$13,173	$9,542	$15,969	$6,703	$13,112	$1,452	$7	$59,958

Total loans:
Individually analyzed loans	$9,167	$5,743	$7,517	$—	$15,184	$331	$—	$37,942
Collectively analyzed loans	2,701,770	1,454,898	2,332,366	473,573	606,816	258,678	3,404	7,831,505
Loans acquired with deteriorated credit quality	1,815	—	9,425	—	300	146	—	11,686

Total loans	$2,712,752	$1,460,641	$2,349,308	$473,573	$622,300	$259,155	$3,404	$7,881,133

The activity in the allowance for credit losses on loans for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Balance at beginning of period	$59,958	$55,096	$52,803
Initial allowance related to PCD loans	3,202	—	—
Provision for credit losses	9,822	14,451	4,787
Recoveries	1,443	609	1,000
Charge-offs	(7,224)	(10,198)	(3,494)

Balance at end of period	$67,201	$59,958	$55,096

The activity in the allowance for credit losses by portfolio segment for the years ended December 31, 2025, 2024, and 2023, are as follows:

	For the Year Ended December 31, 2025
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Balance at beginning of period	$13,173	$9,542	$15,969	$6,703	$13,112	$1,452	$7	$59,958
Initial allowance related to PCD loans	—	—	—	—	3,202	—	—	3,202
Provision for (reversal of) credit losses	37	1,105	2,741	(36)	6,071	(253)	157	9,822
Recoveries	73	—	1	3	1,269	90	7	1,443
Charge-offs	—	—	(119)	(53)	(6,887)	—	(165)	(7,224)

Balance at end of period	$13,283	$10,647	$18,592	$6,617	$16,767	$1,289	$6	$67,201

	For the Year Ended December 31, 2024
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Balance at beginning of period	$13,017	$8,742	$15,757	$7,758	$7,923	$1,892	$7	$55,096
Provision for (reversal of) credit losses	147	800	296	(1,059)	14,467	(459)	259	14,451
Recoveries	11	—	36	4	536	19	3	609
Charge-offs	(2)	—	(120)	—	(9,814)	—	(262)	(10,198)

Balance at end of period	$13,173	$9,542	$15,969	$6,703	$13,112	$1,452	$7	$59,958

	For the Year Ended December 31, 2023
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Balance at beginning of period	$11,802	$7,877	$18,111	$6,425	$6,897	$1,681	$10	$52,803
Provision for (reversal of) credit losses	1,783	865	(2,225)	1,333	2,765	160	106	4,787
Recoveries	17	—	21	—	879	77	6	1,000
Charge-offs	(585)	—	(150)	—	(2,618)	(26)	(115)	(3,494)

Balance at end of period	$13,017	$8,742	$15,757	$7,758	$7,923	$1,892	$7	$55,096

	At December 31, 2025
	Recorded Investment	Unpaid Principal Balance	Specific Allowance
	(In thousands)
With no allowance recorded:
Real estate loans:
One-to-four family	$10,988	$10,992	$—
Multifamily	300	300	—
Commercial real estate	5,492	5,618	—
Construction	5,923	5,975	—
Commercial business loans	13,658	21,112	—
Consumer loans:
Home equity loans and advances	1,262	1,262	—

	37,623	45,259	—

With a specific allowance recorded:

	—	—	—

Total:
Real estate loans:
One-to-four family	10,988	10,992	—
Multifamily	300	300	—
Commercial real estate	5,492	5,618	—
Construction	5,923	5,975	—
Commercial business loans	13,658	21,112	—
Consumer loans:
Home equity loans and advances	1,262	1,262	—

Total loans	$37,623	$45,259	$—

	At December 31, 2024
	Recorded Investment	Unpaid Principal Balance	Specific Allowance
	(In thousands)
With no allowance recorded:
Real estate loans:
One-to-four family	$9,167	$9,216	$—
Multifamily	5,743	5,743	—
Commercial real estate	7,517	8,089	—
Commercial business loans	15,184	19,553	—
Consumer loans:
Home equity loans and advances	331	331	—

	37,942	42,932	—

With a specific allowance recorded:

	—	—	—

Total:
Real estate loans:
One-to-four family	9,167	9,216	—
Multifamily	5,743	5,743	—
Commercial real estate	7,517	8,089	—
Commercial business loans	15,184	19,553	—
Consumer loans:
Home equity loans and advances	331	331	—

Total loans	$37,942	$42,932	$—

The following table presents interest income
recognized
for individually analyzed loans by loan segment, excluding PCD loans, for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025		2024		2023
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Real estate loans:
One-to-four family	$10,439	$6	$4,515	$16	$4,328	$196
Multifamily	2,024	—	2,383	1	420	19
Commercial real estate	6,445	57	9,818	204	16,234	694
Construction	4,734	—	—	—	—	—
Commercial business loans	10,924	36	11,761	100	6,134	331
Consumer loans:
Home equity loans and advances	735	2	245	3	646	42

Totals	$35,301	$101	$28,722	$324	$27,762	$1,282

Northfield Bancorp, Inc. [Member]
Credit Loss [Line Items]
Summary of Allowance for Credit Losses for Off-Balance Sheet Credit Exposures

	Year Ended December 31,
	2025	2024
Balance at beginning of year	$518	$236
(Benefit)/expense for credit losses	(228)	282

Balance at end of year	$290	$518

A summary of changes in the allowance for credit losses for the years ended December 31, 2025, 2024, and 2023 follows (in thousands):

	December 31,
	2025	2024	2023
Balance at beginning of year	$35,183	$37,535	$42,617
Provision for credit losses	7,402	4,281	1,353
Recoveries	1,242	376	145
Charge-offs	(5,683)	(7,009)	(6,580)

Balance at end of year	$38,144	$35,183	$37,535

Summary of Activity in Allowance for Loan Losses
The following tables set forth activity in our allowance for credit losses by loan type, as of, and for the years ended, December 31, 2025 and December 31, 2024. The following tables also detail the amount of loans receivable held-for-investment,
net of deferred loan fees and costs, that are evaluated, individually and collectively, for impairment, and the related portion of allowance for credit losses that is allocated to each loan portfolio segment (in thousands):

	December 31, 2025
	Real Estate
	Commercial (1)	One-to- Four Family	Home Equity and Lines of Credit	Construction and Land	Commercial and Industrial	Other	Total Loans (excluding PCD)	PCD	Total
Allowance for credit losses:
Beginning balance	$20,949	$2,245	$2,254	$103	$6,724	$4	$32,279	$2,904	$35,183
Charge-offs	—	—	—	—	(5,340)	—	(5,340)	(343)	(5,683)
Recoveries	62	—	—	—	1,143	—	1,205	37	1,242
Provisions (credit)	3,471	(32)	626	(1)	3,315	—	7,379	23	7,402

Ending balance	$24,482	$2,213	$2,880	$102	$5,842	$4	$35,523	$2,621	$38,144

Ending balance: individually evaluated for impairment	$705	$—	$—	$—	$488	$—	$1,193	$—	$1,193

Ending balance: collectively evaluated for impairment	$23,777	$2,213	$2,880	$102	$5,354	$4	$34,330	$—	$34,330

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$2,621	$2,621

Loans, net:
Ending balance	$3,272,755	$165,100	$198,557	$44,522	$166,167	$1,409	$3,848,510	$8,263	$3,856,773

Ending balance: individually evaluated for impairment	$7,211	$1,234	$16	$—	$3,278	$—	$11,739	$—	$11,739

Ending balance: collectively evaluated for impairment	$3,265,544	$163,866	$198,541	$44,522	$162,868	$1,409	$3,836,750	$—	$3,836,750

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$8,263	$8,263

PPP loans not evaluated for impairment (3)	$—	$—	$—	$—	$21	$—	$21	$—	$21

(1)	Commercial includes commercial real estate loans collateralized by owner-occupied, non-owner occupied, and multifamily properties.
(2)	Upon adoption of CECL, the Company elected to maintain pools of PCD loans that were previously accounted for under ASC 310-30, and will continue to evaluate PCD loans under this guidance.
(3)	PPP loans are guaranteed by the SBA and therefore excluded from the allowance for credit losses.

	December 31, 2024
	Real Estate
	Commercial (1)	One-to- Four Family	Home Equity and Lines of Credit	Construction and Land	Commercial and Industrial	Other	Total Loans (excluding PCD)	PCD	Total
Allowance for credit losses:
Beginning balance	$23,255	$3,285	$1,705	$149	$6,050	$6	$34,450	$3,085	$37,535
Charge-offs	(136)	—	—	—	(6,873)	—	(7,009)	—	(7,009)
Recoveries	57	9	92	—	218	—	376	—	376
Provisions (credits)	(2,227)	(1,049)	457	(46)	7,329	(2)	4,462	(181)	4,281

Ending balance	$20,949	$2,245	$2,254	$103	$6,724	$4	$32,279	$2,904	$35,183

Ending balance: individually evaluated for impairment	$—	$—	$2	$—	$1,274	$—	$1,276	$—	$1,276

Ending balance: collectively evaluated for impairment	$20,949	$2,245	$2,252	$103	$5,450	$4	$31,003	$—	$31,003

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$2,904	$2,904

Loans, net:
Ending balance	$3,487,285	$150,217	$174,062	$35,897	$163,425	$2,165	$4,013,051	$9,173	$4,022,224

Ending balance: individually evaluated for impairment	$7,730	$555	$20	$—	$4,070	$—	$12,375	$—	$12,375

Ending balance: collectively evaluated for impairment	$3,479,555	$149,662	$174,042	$35,897	$159,237	$2,165	$4,000,558	$—	$4,000,558

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$9,173	$9,173

PPP loans not evaluated for impairment (3)	$—	$—	$—	$—	$118	$—	$118	$—	$118

(1)	Commercial includes commercial real estate loans collateralized by owner-occupied, non-owner occupied, and multifamily properties.
(2)	Upon adoption of CECL, the Company elected to maintain pools of PCD loans that were previously accounted for under ASC 310-30, and will continue to evaluate PCD loans under this guidance.
(3)	PPP loans are guaranteed by the SBA and therefore excluded from the allowance for credit losses.